DEBT - Top Choice (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
	Jul. 24, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 19, 2024	Dec. 31, 2023
DEBT
Proceeds from the issuance of debt			$ 5,874	$ 6,828
Origination fees					$ 2
Amortization of debt discount			60	$ 250
Outstanding balance		$ 2,100	2,100			$ 1,900
Top Choice
DEBT
Value assigned	$ 200
Proceeds from the issuance of debt	200
Origination fees	15
Amortization of debt discount		16	16
Unamortized debt discount	$ 65	48	48
Percentage of future receipts	10.00%
Default fee	$ 3
Current portion of debt		$ 200	$ 200